Segment Information	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
14	Segment Information
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision makers, who are responsible for allocating resources and assessing performance of the operating segments, have been identified as the
Co-Chief
Executive Officers. Prior to the acquisition of Alliance (note 5), the Company had one reportable segment, which was outpatient diagnostic imaging services. As a result of the acquisition, the Company operates in two reportable segments: Radiology and Oncology. All intercompany revenues, expenses, payables and receivables are eliminated in consolidation and are not reviewed when evaluating segment performance. Each segment’s performance is evaluated based on revenue and earnings before interest, income taxes, depreciation and amortization (“EBITDA”) and Adjusted EBITDA.
The following table summarizes the Company’s revenues by segment:

	Three months ended September 30, 2021	(Restated- Note 4) Three months ended September 30, 2020	Nine months ended September 30, 2021	(Restated- Note 4) Nine months ended September 30, 2020

Radiology	$95,021	$63,213	$228,480	$178,747
Oncology	13,156	-	13,156	-

Total	$108,177	$63,213	$241,636	$178,747

Adjusted EBITDA is defined as net income (loss) before interest expense, income tax expense (benefit), depreciation and amortization, stock-based compensation, acquisition-related costs, settlement and related costs (recoveries), financial instruments revaluation and related losses (gains), severance and related costs, restructuring charges, asset impairments, other losses (gains), deferred rent expense, and one-time
adjustments. Adjusted EBITDA should not be considered a measure of financial performance under GAAP, and the items excluded from Adjusted EBITDA should not be considered in isolation or as alternatives to net income, cash flows generated by operating, investing or financing activities or other financial statement data presented in the condensed consolidated financial statements as an indicator of financial performance or liquidity. Adjusted EBITDA is not a measurement determined in accordance with GAAP and is therefore susceptible to varying methods of calculation and may not be comparable to other similarly titled measures of other companies. Adjusted EBITDA is the most frequently used measure of each segment’s performance and is commonly used in setting performance goals.
The Company is unable to present comparable Adjusted EBITDA by segment for the three and nine months ended September 30, 2020, as it is impracticable to do so. The following table summarizes the Company’s Adjusted EBITDA for the three and nine months ended September 30, 2021:

	Three months ended September 30, 2021	Nine months ended September 30, 2021

Adjusted EBITDA:
Radiology	16,572	42,495
Oncology	4,899	4,899
Corporate	(3,503)	(8,013)

Total	17,968	39,381

A reconciliation of the net income (loss) to total Adju
s
ted EBITDA is shown below:

	Three months ended September 30, 2021	(Restated- Note 4) Three months ended September 30, 2020	Nine months ended September 30, 2021	(Restated- Note 4) Nine months ended September 30, 2020

Net income (loss)	$1,180	$(6,376)	$(8,182)	$(16,175)
Interest expense	16,932	8,961	34,221	24,437
Income tax expense (benefit)	(22,070)	(473)	(21,999)	498
Depreciation and amortization	11,286	4,359	20,359	13,001

EBITDA	7,328	6,471	24,399	21,761
Adjustments:
Stock-based compensation	785	568	1,997	1,726
Acquisition-related costs	8,784	174	14,412	474
Settlement and related costs (recoveries)	(52)	1,611	(394)	2,491
Financial instruments revaluation and related losses (gains)	(50)	2,895	(3,410)	(1,178)
Severance, restructuring and other charges	532	-	532	-
Other losses (gains)	20	63	320	283
Deferred rent expense	621	409	1,525	3,002

Adjusted EBITDA	$17,968	$12,191	$39,381	$28,559